FINANCIAL OBLIGATIONS - Issued bonds by issued date and maturity date - Tabular disclosure (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 23,427,826	$ 28,362,221
Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 9,554,831	10,910,942
Colombia, Pesos | Parent Company [Member]
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 03/12/2009 and 14/11/2019
Bonds issued	$ 1,136,702	1,138,143
Maturity Date	Between 14/11/2024 and 28/06/2042
Interest Rate	6.42%
Colombia, Pesos | Parent Company [Member] | CPI [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	3.69%
Colombia, Pesos | Parent Company [Member] | CPI [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	5.20%
Colombia, Pesos | Banco AV Villas
Disclosure of detailed information about borrowings [line items]
Issue Date	23/02/2021
Bonds issued	$ 296,689	361,268
Maturity Date	Between 23/02/2024 and 23/02/2026
Colombia, Pesos | Banco AV Villas | CPI [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	0.71%
Colombia, Pesos | Banco AV Villas | CPI [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	1.36%
Colombia, Pesos | Banco de Bogota S.A.
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 24/09/2020 and 10/02/2021
Bonds issued	$ 791,579	906,568
Maturity Date	Between 10/02/2024 and 10/02/2026
Colombia, Pesos | Banco de Bogota S.A. | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	3.40%
Colombia, Pesos | Banco de Bogota S.A. | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	4.75%
Colombia, Pesos | Banco de Bogota S.A. | CPI [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	1.16%
Colombia, Pesos | Banco de Occidente S.A.
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 09/08/2012 and 20/08/2020
Bonds issued	$ 2,121,344	2,269,916
Maturity Date	Between 27/04/2024 and 14/12/2032
Borrowing rate interest rate basis	5.83%
Colombia, Pesos | Banco de Occidente S.A. | CPI [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	2.37%
Colombia, Pesos | Banco de Occidente S.A. | CPI [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	4.65%
Colombia, Pesos | Corporacion Financiera Colombiana S.A.
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 27/08/2009 and 20/10/2021
Bonds issued	$ 3,205,530	3,509,805
Maturity Date	Between 27/08/2024 and 19/11/2045
Interest Rate	3.77%
Colombia, Pesos | Corporacion Financiera Colombiana S.A. | CPI [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	1.58%
Colombia, Pesos | Corporacion Financiera Colombiana S.A. | CPI [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	5.99%
Colombia, Pesos | Banco Popular S.A.
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 12/10/2016 and 10/03/2022
Bonds issued	$ 2,002,987	2,725,242
Maturity Date	Between 13/02/2024 and 10/03/2027
Colombia, Pesos | Banco Popular S.A. | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	6.12%
Colombia, Pesos | Banco Popular S.A. | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	10.20%
Colombia, Pesos | Banco Popular S.A. | CPI [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	2.58%
Colombia, Pesos | Banco Popular S.A. | CPI [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	4.13%
Colombia, Pesos | Banco Popular S.A. | IBR [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	1.59%
Colombia, Pesos | Banco Popular S.A. | IBR [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	2.68%
Foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 13,872,995	17,451,279
Foreign currency [member] | Banco de Bogota SA, BAC and MFH
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 8,127,937	10,229,027
Foreign currency [member] | Banco De Bogota Sa Under Rule 144a
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 12/05/2016 and 24/03/2023
Bonds issued	$ 6,750,155	9,897,818
Maturity Date	Between 12/05/2026 and 24/03/2033
Foreign currency [member] | Banco De Bogota Sa Under Rule 144a | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	4.38%
Foreign currency [member] | Banco De Bogota Sa Under Rule 144a | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	6.25%
Foreign currency [member] | Banco De Bogota Sa Under Rule 144a | SOFR6
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	3.75%
Foreign currency [member] | Multi Financial Holding
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 04/02/2020 and 28/12/2023
Bonds issued	$ 1,377,782	331,209
Maturity Date	Between 12/01/2024 and 28/12/2033
Foreign currency [member] | Multi Financial Holding | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	2.50%
Foreign currency [member] | Multi Financial Holding | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	7.25%
Foreign currency [member] | Grupo Aval Limited
Disclosure of detailed information about borrowings [line items]
Issue Date	04/02/2020
Bonds issued	$ 3,834,985	4,822,146
Maturity Date	04/02/2030
Interest Rate	4.38%
Foreign currency [member] | Promigas S.A. and Gases del Pacfico S.A.C. Under rule 144A.
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 16/10/2019 and 22/10/2020
Bonds issued	$ 1,910,073	$ 2,400,106
Maturity Date	Between 16/10/2029 and 22/10/2029
Interest Rate	3.75%